Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥) Securities	Mar. 31, 2017 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 11,737,749	¥ 9,124,571
Available-for-sale securities, Gross unrealized losses, Less than 12 months	54,951	61,434
Available-for-sale securities, Fair value, 12 months or more	478,613	392,800
Available-for-sale securities, Gross unrealized losses, 12 months or more	6,243	4,151
Available-for-sale securities, Fair value	12,216,362	9,517,371
Available-for-sale securities, Gross unrealized losses	¥ 61,194	¥ 65,585
Available-for-sale securities, Number of securities | Securities	1,275	1,247
Held-to-maturity securities, Fair value, Less than 12 months	¥ 586,661	¥ 561,822
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	8,812	10,874
Held-to-maturity securities, Fair value, 12 months or more	331,646	431,522
Held-to-maturity securities, Gross unrealized losses, 12 months or more	589	1,275
Held-to-maturity securities, Fair value	918,307	993,344
Held-to-maturity securities, Gross unrealized losses	¥ 9,401	¥ 12,149
Held-to-maturity securities, Number of securities | Securities	314	299
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 8,258,526	¥ 6,088,856
Available-for-sale securities, Gross unrealized losses, Less than 12 months	6,306	5,339
Available-for-sale securities, Fair value, 12 months or more	85,561
Available-for-sale securities, Gross unrealized losses, 12 months or more	843
Available-for-sale securities, Fair value	8,344,087	6,088,856
Available-for-sale securities, Gross unrealized losses	¥ 7,149	¥ 5,339
Available-for-sale securities, Number of securities | Securities	149	107
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 790,305	¥ 579,684
Available-for-sale securities, Gross unrealized losses, Less than 12 months	4,641	4,445
Available-for-sale securities, Fair value, 12 months or more	16,963
Available-for-sale securities, Gross unrealized losses, 12 months or more	222
Available-for-sale securities, Fair value	807,268	579,684
Available-for-sale securities, Gross unrealized losses	¥ 4,863	¥ 4,445
Available-for-sale securities, Number of securities | Securities	205	139
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 1,271,852	¥ 1,034,336
Available-for-sale securities, Gross unrealized losses, Less than 12 months	24,457	26,677
Available-for-sale securities, Fair value, 12 months or more	130,981	115,053
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,643	297
Available-for-sale securities, Fair value	1,402,833	1,149,389
Available-for-sale securities, Gross unrealized losses	¥ 26,100	¥ 26,974
Available-for-sale securities, Number of securities | Securities	120	142
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 310,254	¥ 277,394
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,093	933
Available-for-sale securities, Fair value, 12 months or more	21,342	15,613
Available-for-sale securities, Gross unrealized losses, 12 months or more	111	156
Available-for-sale securities, Fair value	331,596	293,007
Available-for-sale securities, Gross unrealized losses	¥ 1,204	¥ 1,089
Available-for-sale securities, Number of securities | Securities	152	160
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 762,855	¥ 754,557
Available-for-sale securities, Gross unrealized losses, Less than 12 months	9,868	14,086
Available-for-sale securities, Fair value, 12 months or more	151,497	81,065
Available-for-sale securities, Gross unrealized losses, 12 months or more	1,202	1,232
Available-for-sale securities, Fair value	914,352	835,622
Available-for-sale securities, Gross unrealized losses	¥ 11,070	¥ 15,318
Available-for-sale securities, Number of securities | Securities	441	412
Held-to-maturity securities, Fair value, Less than 12 months	¥ 519,945	¥ 523,237
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	8,616	10,736
Held-to-maturity securities, Fair value, 12 months or more	141,542	161,453
Held-to-maturity securities, Gross unrealized losses, 12 months or more	70	460
Held-to-maturity securities, Fair value	661,487	684,690
Held-to-maturity securities, Gross unrealized losses	¥ 8,686	¥ 11,196
Held-to-maturity securities, Number of securities | Securities	280	263
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 41,785	¥ 51,360
Available-for-sale securities, Gross unrealized losses, Less than 12 months	441	748
Available-for-sale securities, Fair value, 12 months or more	1,136	1,298
Available-for-sale securities, Gross unrealized losses, 12 months or more	1	2
Available-for-sale securities, Fair value	42,921	52,658
Available-for-sale securities, Gross unrealized losses	¥ 442	¥ 750
Available-for-sale securities, Number of securities | Securities	47	65
Held-to-maturity securities, Fair value, Less than 12 months	¥ 11,672	¥ 12,906
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	140	125
Held-to-maturity securities, Fair value, 12 months or more	161,175	168,724
Held-to-maturity securities, Gross unrealized losses, 12 months or more	496	643
Held-to-maturity securities, Fair value	172,847	181,630
Held-to-maturity securities, Gross unrealized losses	¥ 636	¥ 768
Held-to-maturity securities, Number of securities | Securities	31	31
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 232,469	¥ 80,059
Available-for-sale securities, Gross unrealized losses, Less than 12 months	1,126	1,269
Available-for-sale securities, Fair value, 12 months or more	14,186	128,372
Available-for-sale securities, Gross unrealized losses, 12 months or more	111	629
Available-for-sale securities, Fair value	246,655	208,431
Available-for-sale securities, Gross unrealized losses	¥ 1,237	¥ 1,898
Available-for-sale securities, Number of securities | Securities	61	85
Held-to-maturity securities, Fair value, Less than 12 months	¥ 55,044	¥ 25,679
Held-to-maturity securities, Gross unrealized losses, Less than 12 months	56	13
Held-to-maturity securities, Fair value, 12 months or more	28,929	101,345
Held-to-maturity securities, Gross unrealized losses, 12 months or more	23	172
Held-to-maturity securities, Fair value	83,973	127,024
Held-to-maturity securities, Gross unrealized losses	¥ 79	¥ 185
Held-to-maturity securities, Number of securities | Securities	3	5
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 12,055	¥ 35,375
Available-for-sale securities, Gross unrealized losses, Less than 12 months	184	1,488
Available-for-sale securities, Fair value, 12 months or more	56,414	50,845
Available-for-sale securities, Gross unrealized losses, 12 months or more	2,083	1,807
Available-for-sale securities, Fair value	68,469	86,220
Available-for-sale securities, Gross unrealized losses	¥ 2,267	¥ 3,295
Available-for-sale securities, Number of securities | Securities	22	26
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value, Less than 12 months	¥ 57,648	¥ 222,950
Available-for-sale securities, Gross unrealized losses, Less than 12 months	6,835	6,449
Available-for-sale securities, Fair value, 12 months or more	533	554
Available-for-sale securities, Gross unrealized losses, 12 months or more	27	28
Available-for-sale securities, Fair value	58,181	223,504
Available-for-sale securities, Gross unrealized losses	¥ 6,862	¥ 6,477
Available-for-sale securities, Number of securities | Securities	78	111